SUMMARY OF MATERIAL ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Line Items]
Financial liabilities settlement period	60 days
Financial liabilities repayment term	Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period.
Government grants	$ 74	$ 639	$ 271
Expected loss rates, sales period	36 months
Unused net operating losses	$ 32,557	20,660
Net deferred tax assets	3,959	2,946	3,136	$ (519)
Increase in unrecognized deferred tax assets, profit and equity	3,876	3,969	$ 4,858
Enterprise Technology Renovation
Disclosure Of Significant Accounting Policies [Line Items]
Government grants	31
Non-current government grants	$ 188
Amortization period of government grant	10 years
Unused tax losses
Disclosure Of Significant Accounting Policies [Line Items]
Net deferred tax assets	$ 3,220	$ 1,373
Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	20 years
Bottom of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	2 years
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	40 years
Ownership percentage with voting right	20.00%
Top of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	10 years